AST J.P. Morgan Moderate Multi-Asset Portfolio Annual Fund Operating Expenses - AST J.P. Morgan Moderate Multi-Asset Portfolio - No Share Class	Dec. 31, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.97%	[2]

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (both before and after fee waiver and/or expense reimbursement) in the Portfolio’s Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio’s Financial Highlights.
[2]	The Manager has contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.